Employee Benefit Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Defined benefit obligation	$ 95,692	$ 81,556
Fair value of plan assets	(84,053)	(72,672)
Net defined benefit liability	$ 11,639	$ 8,884